Financial risk management	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Financial risk management
30.	Financial risk management
It comprises the management of the main risks, that due to the nature of their operations, IFS and its Subsidiaries are exposed to; and correspond to: credit risk, market risk, liquidity risk, insurance risk and real estate risk.

•	Credit risk: possibility of loss due to inability or lack of willingness to pay of debtors, counterparts or third parties bound to comply with their contractual obligations.

•
Market risk: probability of loss in positions on and off the consolidated statement of financial position derived from variations in market conditions; it generally includes the following types of risk: exchange rate; fair value by interest rate, price, among others.

•	Liquidity risk: possibility of loss due to noncompliance with the requirements of financing and fund application that arise from mismatches of cash flows.

•	Insurance risk: possibility that the actual cost of claims and payments will differ from the estimates.

•	Real estate risk: possibility of significant loss in rental income due to the insolvency of the lessee or, a decrease in the market value of real estate investments.
In order to manage the described risks, every Subsidiary of the Group has a specialized structure and organization in their management, measurement systems, mitigation and coverage processes that considers the specific needs and regulatory requirements to develop its business. The Group and its Subsidiaries, mainly Interbank, Interseguro and Inteligo Bank, operate independently but in coordination with the general provisions issued by the Board of Directors and Management of IFS; however, the Board of Directors and Management of IFS are ultimately responsible for identifying and controlling risks. On the other hand, IFS Audit Committee main objectives are to verify the adequacy of the accounting processes and financial information of each Subsidiary, as well as to evaluate the activities carried out by internal and external auditors. The Company has an Audit Committee comprised of three independent directors, pursuant to Rule
10A-3
of the Securities Exchange Act of the United States; one of them is a financial expert according to the regulations of the New York Stock Exchange. The Audit Committee is appointed by the Board and its main purpose is to monitor and supervise the preparation processes of financial and accounting information, as well as the audits over the financial statements of IFS and its Subsidiaries.

Also, the Audit Committee is responsible of assisting the Board in the monitoring and supervising, thus helping to ensure:

•	The quality and comprehensiveness of IFS’s financial statements, including its disclosures.

•	The existence of adequate procedures to assess, objectively and periodically, the effectiveness of the internal control system over the financial report.

•	The compliance with the legal and regulatory framework.

•	The qualification and independence of external auditors.

•	The performance of external auditors.
The implementation by Management of an adequate internal control system, in particular the internal control system over the financial report. Management is responsible of the preparation, presentation and comprehensiveness of the Group’s consolidated financial statements, the appropriateness of the accounting principles and information policies it uses, the establishment and upkeeping of the internal control over the financial information, as well as the facilitation of communications among external auditors, IFS’s managers and the Board.

(a)	Structure and organization of risk management -
The Group’s risk management structure and organization for each of its Subsidiaries is as follows:

(i)	Interbank -
Board of Directors
Interbank’s Board of Directors is responsible for establishing an appropriate and integral risk management and promoting an internal environment that facilitates its development. The Board is continuously informed about the exposure degree of the various risks managed by Interbank.
The Board has created several specialized committees to which it has delegated specific tasks in order to strengthen risk management and internal control.
Audit Committee
The Audit Committee’s main purpose is to monitor that the accounting financial reporting processes are appropriate, as well as to evaluate the activities performed by the auditors, both internal and external. The Committee is comprised of three members of the Board and the Chief Executive Officer, the Internal Auditor, the Vice-President of Corporate and Legal Affairs and other executives may also participate therein, when required. The Committee meets at least six times a year in ordinary sessions and informs the Board about the most relevant issues discussed.

Comprehensive Risk Management Committee
The Comprehensive Risk Management Committee (“GIR”, by its Spanish acronym) is responsible for approving the policies and organization for comprehensive risk management, as well as the amendments to said policies. This Committee defines the level of tolerance and the exposure degree to risk that Interbank is willing to assume in its business and also decides on the necessary actions aimed at implementing the required corrective measures in case of deviations from the levels of tolerance to risk. The Committee is comprised of two Directors, the Chief Executive Officer and the Vice-Presidents. The Committee reports monthly to the Board of Directors the main issues it has discussed and the resolutions taken in the previous meeting.
Assets and Liabilities Committee
The main purpose of the Assets and Liabilities Committee (“ALCO”) is to manage the financial structure of the statement of financial position of Interbank, based on profitability and risk targets. The ALCO is also responsible for the proposal of new products or operations that contain components of market risk. Likewise, it is the communication channel with the units that generate market risk. The ALCO meets monthly and it is comprised of the Chief Executive Officer, the Vice-Presidents of Risks, Commercial, Finance, Operations, Distribution Channels, Capital Market and the Manager of Treasury / Position Desk.
Internal Audit Division -
Risk management processes of Interbank are monitored by the Internal Audit Division, which examines both the adequacy of the procedures and the compliance with them. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(ii)	Interseguro -
Board of Directors
The Board of Directors is responsible for the overall approach to risk management and it is responsible for the approval of the policies and strategies currently used. The Board of Directors provides the principles for overall risk management, as well as the policies prepared for specific areas, such as foreign exchange risk, interest rate risk, credit risk and the use of derivative and non-derivative
financial instruments.

Audit Committee
The main purpose of the Audit Committee is to monitor that the accounting and financial reporting process are appropriate, as well as to assess the activities performed by External and Internal Auditors. The Audit Committee is comprised of three Board members who do not fulfil any executive position within Interseguro, being at least one of them an Independent Director. The Committee is led by an Independent Director, who cannot lead any other Committee within Interseguro. The Committee sessions can be attended by the CEO, the Audit Manager, the External Auditors and other executives when required. The Committee meets at least six times a year in ordinary sessions and informs the Board on the most relevant issues it has addressed.
Risk Committee
The Risk Committee is a corporate body created by the Board. It is responsible of defining the business risk limits of Interseguro through the approval of risk policies and the corrective measures needed to maintain adequate levels of risk tolerance. The Risk Committee is comprised of four Board members, the Risk Manager and the CEO.
Investment Committee
The Investment Committee is responsible of approving the limits of each security or real estate that may be included in Interseguro’s investment portfolio. This Committee is comprised of a number of Board Members, the CEO and the Vice-President of Investments.
Internal Audit Division
Risk management processes throughout Interseguro are monitored by the Internal Audit Division, which reviews and assesses the design, scope and functioning of the internal control system, and verifies the compliance of the legal requirements, policies, standards and procedures. The Internal Audit Division discusses the results of all assessments with Management and reports its findings and recommendations to the Audit Committee and Board of Directors.

(iii)	Inteligo Bank -
Inteligo Bank’s Board of Directors is responsible for the establishment and monitoring of the risk administration policies. In order to manage and monitor the various risks Inteligo Bank is exposed to, the Board of Directors has created the Credit and Investment Committee, the Assets and Liabilities Committee, the Credit Risk Committee and the Audit Committee. These committees are engaged in managing these risks and in making periodic reviews.

(b)	Risk measurement and reporting systems -
The Group uses different models and rating tools. These tools measure and value the risk with a prospective vision, thus allowing the making of better risk decisions in the different stages or life cycle of client or product.
Said models and tools are permanently monitored and periodically validated in order to assure that the levels of prediction and performance are being maintained and to make the corrective actions or adjustments, when needed.

(c)	Risk mitigation and risk coverage -
In order to mitigate its exposure to the various financial risks and provide adequate coverage, the Group has established a series of measures, among which the following stand out:

•	Policies, procedures, methodologies, models and parameters aimed to allow for the identification, measurement, control and reporting of diverse financial risks;

•	Review and assessment of diverse financial risks, through specialized units of risk screening;

•	Timely monitoring and tracking of diverse financial risks and their maintenance within a defined tolerance level;

•	Compliance with regulatory limits and establishment of internal limits for exposure concentration; and

•	Procedures for guarantees management.
Likewise, as part of its comprehensive risk management, in certain circumstances the Group uses derivative financial instruments to mitigate its risk exposure, which arises from the variations in interest rates and foreign exchange rates.

(d)	Risk concentration -
Through its policies and procedures, the Group has established the guidelines and mechanisms needed to prevent excessive risk concentration. In case any concentration risk is identified, the Group works with specialized units that enable it to control and manage said risks.

30.1	Credit risk

(a)
The Group opts for a credit risk policy that ensures sustained and profitable growth in all its products and business segments it operates. In doing so, it applies assessment procedures for the adequate decision-making, and uses tools and methodologies that allow the identification, measurement, mitigation and control of the different risks in the most efficient manner. Likewise, the Group incorporates, develops and reviews regularly management models that allow an adequate measurement, quantification and monitoring of the loans granted by each business unit and also encouraging the continuous improvement of its policies, tools, methodologies and processes.

(b)
The Group is exposed to credit risk, which is the risk that a counterparty causes a financial loss by failing to comply with an obligation. Credit risk is the most important risk for the Group’s business; therefore, Management carefully manages its exposure to credit risk. Credit risk exposures arise mainly in lending activities that lead to loans and investment activities that contribute with securities and other financial instruments to the Group’s asset portfolio. There is also credit risk in the financial instruments out of the consolidated statement of financial position, such as contingent credits (indirect loans), which expose the Group to risks similar to those of direct loans, being mitigated with the same control processes and policies. Likewise, credit risk arising from derivative financial instruments is, at any time, limited to those with positive fair values, as recorded in the consolidated statement of financial position.

Until December 31, 2017, the Impairment allowances were established for losses that have been incurred as of the date of the consolidated statement of financial position under IAS 39; and from January 1, 2018, impairment allowances are established for expected credit losses at the date of the consolidated statement of financial position under IFRS 9. Significant changes in the economy or in the particular situation of an economic sector that represents a concentration in the Group’s portfolio could result in losses that are different from those provisioned for as of the date of the consolidated statement of financial position.
The Group structures the levels of credit risk it undertakes by placing limits on the amount of risk accepted in relation to one borrower or groups of borrowers, geographical and industry segments. Such risks are monitored on a revolving basis and subject to frequent reviews.
The Group’s exposure to credit risk is managed through the regular assessment of debtors and their potential capability to pay the principal and interest of their obligations, and through the change in exposure limits, when appropriate.
The exposure to credit risk is also mitigated, in part, through the obtaining of personal and corporate collateral. Nevertheless, there is a significant part of the financial instruments where said collateral cannot be obtained. Following is a description of the procedures and policies related to collateral management and valuation of guarantees:
Policies and procedures for management and valuation of guarantees -
Collateral required for financial assets other than the loan portfolio are determined according to the nature of the instrument. However, debt instruments, treasury papers and other financial assets are in general not guaranteed, except for securities guaranteed with similar assets and instruments.

The Group has policies and guidelines established for the management of collaterals received for loans granted. The assets that guarantee loan operations bear a certain value prior to the loan approval and the procedures for their updating are described in the internal rules. In order to manage guarantees, the Group operates specialized divisions for the establishment, management and release of guarantees.
Collateral that backs loan operations include different goods, property and financial instruments (including cash and securities). Their preferential status depends on the following conditions:

•	Easy convertibility into cash.

•	Proper legal documentation, duly registered with the corresponding public registry.

•	Without previous obligations that could reduce their value.

•	Their fair value must be updated.
Long-term loans and fundings granted to corporate entities are generally guaranteed. Consumer loans granted to small companies are not generally guaranteed.
Management monitors the fair value of collateral, and with the purpose of mitigating credit losses, requests additional collateral to the counterparty as soon as impairment evidence exists. The proceeds from the settlement of the collateral obtained are used to reduce or repay the outstanding claim.
In the case of derivative financial instruments, the Group maintains strict control limits on net open derivative positions (the difference between purchase and sale contracts), both in amount and term. The amount subject to credit risk is limited to the current fair value of instruments that are favorable to the Group (for example, an asset when its fair value is positive), which in relation to derivatives is only a small fraction of the contract, or notional amount used to express the volume of instruments outstanding. This credit risk exposure is managed as part of the overall lending limits with customers, together with potential exposures from market movements. Collateral or other securities are not usually obtained for credit risk exposures on these instruments.
Settlement risk arises in any situation where a payment in cash, securities or equity is made in the expectation of a corresponding receipt in cash. Daily settlement limits are established for each counterparty in order to cover the aggregate of all settlement risk arising from the Group’s market transactions on any single day.

(c)	Maximum exposure to credit risk -
As of December 31, 2019 and 2018, Management estimates that the maximum credit risk to which the Group is exposed is represented by the book value of the financial assets which show a potential credit risk and consist mostly of deposits in banks, inter-bank funds, investments, loans (direct and indirect), without considering the fair value of the collateral or guarantees, derivative financial instruments transactions, receivables from insurance transactions and other monetary assets. In this sense, as of December 31, 2019 and 2018:

•	80.4 percent and 79.8 percent, respectively, of cash and due from banks represent amounts deposited in the Group’s vaults or in the BCRP;

•	89.3 percent and 89.0 percent, respectively, of the loan portfolio is classified into the two lower credit risk categories defined by the Group under IFRS 9 (high and standard grade);

•	91.8 percent and 92.2 percent, respectively, of the loan portfolio is deemed non-past-due and non-impaired;

•
89.8 percent and 90.0 percent, respectively, of investments at fair value through other comprehensive income and investments at amortized cost have at least an investment grade
(BBB-
or higher) or are debt instruments issued by the BCRP or the Peruvian Government; and

•	92.3 percent and 98.2 percent, respectively, of accounts receivable from insurance premiums and leases of the investment properties is deemed non-past due and non-impaired.

•
In addition, as of December 31, 2019, the Group holds loans (direct and indirect) and investments in fixed income instruments issued by entities related to the infrastructure sector that, in recent months, have been exposed to local and international events, for an amount of approximately S/808,290,000 (S/186,095,000 in direct loans and S/622,195,000 in indirect loans) and S/928,742,000, respectively (S/861,544,000 (S/50,434,000 in direct loans and S/811,110,000 in indirect loans) and S/874,618,000, respectively, as of December 31, 2018). The performance of these instruments will depend on the future development of the aforementioned events, which are out of the Group control. However, it is important to mention that none of the instruments had a significant negative change in the credit category at the date of this report and have guarantees and hedging that significantly reduce the credit risk.

(d)	Impairment assessment for loan portfolios (Policy applicable from January 1, 2018) -
The main objective of the impairment requirements is to recognize expected credit losses during the average life of financial instruments when there has been a significant increase in credit risk after the initial recognition
-as
evaluated on a collective or individual basis - considering all reasonable and sustainable information, including that which refers to the future. If the financial instrument does not show a significant increase in credit risk after the initial recognition, the provision for credit losses shall be calculated as
12-month
expected credit losses (Stage 1), as defined in the Note 3.4(h).
Under some circumstances, entities may not have reasonable and sustainable information available without disproportionate effort or cost to measure the expected credit losses during the lifetime of the asset on an individual instrument basis. In that case, expected credit losses during the asset’s lifetime shall be recognized on a collective basis considering information about the overall credit risk. The financial assets for which the Group calculates the expected loss under a collective assessment include:

•
All direct and indirect (contingent) credits related to
stand-by
letters, guarantees, bank guarantees and letters of credit. Except for short-term reasons, certain clients that belong to the infrastructure sector.

•	Debt instruments measured at amortized cost or at fair value through other comprehensive income.
Expected credit losses are estimated collectively for each loan portfolio with shared credit risk characteristics. Not only default indicators, but all information such as macroeconomic projections, type of instrument, credit risk ratings, types of guarantees, date of initial recognition, remaining time to maturity, among other indicators.
For the collective impairment assessment, the financial assets are grouped together based on the Group’s internal credit rating system, which considers credit risk characteristics, such as: type of asset, economic sector, geographical location, type of guarantee, among other relevant factors.
Expected losses are calculated under the identification and multiplication of the following risk parameters:

•	Probability of Default (PD): It is the likelihood of a default over a particular time horizon that a counterpart will be unable to meet its debt obligations and with it is cataloged as default.

•	Loss Given Default (LGD): Measures the loss in percentage terms on total exposure at default (see Exposure at default).
Exposure at Default (EAD): It represents the total value that the Group can lose upon default of a counterpart.-

(d.1)	Definition of default:
Credit-impaired financial assets are defined by IFRS 9 in a manner similar to credit-impaired financial assets according to IAS 39.
In accordance with IFRS 9, the Group determines that there is default on a financial asset when:

•	The borrower is unlikely to pay their credit obligations to the Group in full, without recourse by the Group to actions such as realizing guarantee (if applicable); or

•	The borrower is past due by more than 90 days on any material credit obligation to the Group.
In assessing whether a borrower presents default, the Group considers the following indicators:

•	Qualitative: contracts in judicial and prejudicial proceedings.

•	Quantitative: contracts in default for more than 90 days.

•	Data elaborated internally and obtained from external sources such as:

•	Significant changes in indicators of credit risk

•	Significant changes in external market indicators

•	Real or expected significant change in the external and/or internal credit rating

•	Existing or forecast adverse changes in the business, economic or financial conditions that are expected to cause a significant change in the borrower’s ability to meet their debt obligations

•	Real or expected significant change in the operating results of the borrower

•	Existing or future adverse changes in the regulatory, economic or technological environment of the borrower that results in a significant change in their ability to meet their debt obligations.
Likewise, losses recognized in the period are affected by several factors, such as:

•
Financial assets moving from Stage 1 to Stage 2 or Stage 3 because there has been a significant increase in credit risk since initial recognition or they have shown impairment when analyzed, respectively. As a result, lifetime expected losses are calculated.

•	Impact on the measurement of expected losses due to changes in PD, EAD and LGD resulting from the update of the inputs used.

•	Impact on the measurement of expected losses due to changes in the models and assumptions used.

•	Additional provisions for new financial instruments reported during the period.

•	Periodic reversion of the discount of expected losses due to the passage of time, as they are measured based on the present value.

•	Financial assets written off during the period.

•	Exchange difference arising from financial assets denominated in foreign currency.

(d.1.1)	Internal rating and PD:
The Group’s loan portfolio is segmented into homogeneous groups with shared similar credit risk characteristics as detailed below:

•	Personal Banking (credit cards, mortgages, payroll loans, consumer loans and vehicular loans)

•	Small Business Banking (segments S1, S2 and S3)

•	Commercial Banking (corporate, institutional, companies and real estate)

Interbank’s Credit Risk Department determines its internal credit rating models in the following manner as of December 31, 2019 and 2018:

Banking	Segment	High grade	Standard grade	Grade lower than standard
		PD less than or equal to:	PD Range	PD equal or higher
Personal Banking	Credit card	9.48%	9.49% - 20.77%	20.78%
	Mortgage	2.17%	2.18% - 7.38%	7.39%
	Payroll loans	3.61%	3.62% - 8.27%	8.28%
	Consumer	8.26%	8.27% - 19.63%	19.64%
	Vehicular	3.56%	3.57% - 10.90%	10.91%
	Segments S1 and S2	6.01%	6.02% - 16.11%	16.12%
Small Business Banking	Segments S3	3.26%	3.27% - 7.91%	7.92%
	Corporate	1.80%	1.81% - 4.56%	4.57%
Commercial Banking	Institutional	0.50%	0.50%	0.50%
	Companies	2.23%	2.24% - 5.34%	5.35%
	Real estate	4.46%	4.47% - 7.11%	7.12%
		9.48%	9.49% - 20.77%	20.78%
The main objective is to generate statistical models that allow forecasting the applicant’s level of credit risk. The development of these models incorporates both qualitative and quantitative information, as well as client specific information that may affect their performance.

These rating models are monitored on a regular basis because some factors may have a negative impact on the model’s discriminating power and stability due to changes in the population or its characteristics.
Each rating has an associated PD, which is adjusted to incorporate prospective information. This is replicated for each macroeconomic scenario, as appropriate.
To calculate the PD, two differentiated methodologies have been developed, which are described below:

•	Transition matrixes
Its objective is to determine the probability of default over a
12-month
horizon based on the maturity of the operation, by analyzing the conditional probability of transition from one credit rating state to another. This method is suitable for loans with high exposure and wide data availability. The intention is to calculate the PD based on the maturity of the operation.

•	Default ratio
Its objective is to determine the probability of default over a
12-month
horizon based on the level of risk with which the operation begins, based on a counting analysis and the percentage of cases that report a default mark. This method is suitable for loans with poor data availability by type of maturity.
Given the nature of the portfolios and the availability of historical information, the method to estimate the PD for each portfolio is presented below:

Banking / Segments	Transition matrix	Default ratio
Personal banking:
Credit cards	X
Mortgage
With cure		X
Without cure	X
Payroll loan	X
Consumer		X
Vehicular		X
Small business banking		X
Commercial banking
With cure and without rating		X
Without cure and with rating	X

Likewise, Interbank has implemented a system to monitor its commercial sector clients in a more personalized way, based on warnings, changes in rating, reputation problems, among others.
Additionally, as it happens for direct credits, the expected loss for indirect loans (contingent loans) is calculated at each reporting date, depending on the stage in which each operation is found; that is, if it is in Stage 1, the expected loss is calculated with a
12-month
view. If it is in Stage 2 (if the operation shows a significant risk increase since the initial recognition) or Stage 3 (if the operation has a default), the expected loss is calculated for the remaining life of the asset.
The Group considers the changes in credit risk based on the probability that the obligor will fail to comply with the loan agreement.
As of December 31, 2019 and 2018, the Group holds
stand-by
letters and guarantees with entities related to the infrastructure sector that, in recent months, has been exposed to national and international events. To determine the expected losses of these entities, the Group, in a complementary manner, has performed an individual assessment to determine if the operation is in Stage 1, Stage 2 or Stage 3.
The criteria established to assign the risk to each one of the operations that are evaluated under an individual evaluation use the following combination of factors: quantitative, qualitative and financial.
At Inteligo Bank, both for Personal Banking and Commercial Banking, the internal model developed (scorecard) assigns 5 levels of credit risk: low risk, medium low risk, medium risk, medium high risk, and high risk. This methodology follows a three-phase approach to assess the scoring, increase or decrease of risks, taking into consideration the loan structure and the type of client. Therefore, there is one scorecard for Personal Banking and another for Commercial Banking.
To estimate the PD for the lifetime of a financial asset, a transformation of the PD to
12-months
is made according to the year of remaining life. That is, the PD is determined for a lifetime by an exponentiation of the PD at 12 months.

(d.2)	LGD:
It is an estimated loss in case of default. It is the difference between contractual cash flows due and those expected to be received, including guarantees. Generally, it is expressed as an EAD percentage.

In the case of Interbank, the calculation of the LGD has been developed under three differentiated methods, which are described below:

•	Closed recoveries
Those in which a client entered and left default (due to debt settlement, application of penalty or refinancing) over a course of up to 65 months.

•	Open recoveries
Those in which a client entered and did not manage to exit default over a course of up to 65 months. This method identifies the adjustment factor that allows to simulate the effect of a closed recovery process. Thus, a recovery curve is built from the information of closed recovery processes and a recovery rate curve is estimated based on the number of months of each process.
This methodology is applied to the Mortgage and Commercial Banking loan portfolios.
In the case of Inteligo Bank, for those credits that are classified in Stage 1 or Stage 2 at the reporting date, the regulatory recoveries of the Central Bank of the Bahamas and the Superintendence of Banks of Panama are used, using stressed scenarios for each type of guarantee.

(d.3)	EAD:
Exposure at default represents the gross carrying amount of financial instruments subject to impairment, which involves both the client’s ability to increase exposure as default approaches and possible early repayments. To calculate the EAD of a loan in Stage 1, potential default events are evaluated over a
12-
month horizon. For financial assets in Stage 2 and Stage 3, exposure at default is determined over the life of the instrument.
A calculation methodology has been developed for those portfolios that present a defined schedule, differentiating those transactions that consider prepayment and those that do not consider prepayment; and another methodology that is based on building the credit risk factor for those portfolios that allow the client the ability to use a line of credit (revolving products) and, therefore, the percentage of additional use of the credit line that the client could use in the event of a default must be calculated.
(d.4) Significant increase in credit risk:
The Group has established a framework that incorporates quantitative and qualitative information to determine whether the credit risk on a financial instrument has significantly increased since initial recognition, both for loans and investments. The framework is aligned with the Group’s internal credit risk management process.

In certain cases, using its expert credit judgment and, where possible, relevant historical experience, the Group may determine that an exposure has experienced a significant increase in credit risk when certain qualitative indicators that may not be captured by a timely quantitative analysis point to it.
At each reporting date, expected losses are calculated depending on the stage of each loan, as each one is evaluated with a different life period.

•	Stage 1 -
12-month
expected losses are calculated. For this, the following risk parameters are multiplied: the
12-month
forward-looking PD for year 1 of the remaining life, the client’s LGD, and the EAD for year 1 of the remaining life for operations with payment schedule or the balance as of the reporting date for operations without payment schedule.

•	Stage 2 -
Lifetime expected losses are calculated for the entire remaining life of the asset. For operations with payment schedule, they are calculated in each year of remaining life by multiplying the following risk parameters:
12-month
forward-looking PD, the client’s LGD, and the EAD of the corresponding year of remaining life, and then the summation is done. For operations without payment schedule, they are calculated by multiplying the lifetime forward-looking PD, the client’s LGD, and the balance as of the reporting date.

•	Stage 3 -
Expected losses are calculated by multiplying the PD (equal to 100 percent) by the client’s LGD and the balance as of the reporting date.
The Group classifies the operations with a significant increase in the risk of each portfolio such as marked refinanced operations, operations with arrears longer than 30 days (for all portfolios except Mortgages that considers arrears longer than 60 days), or operations marked “Leave” or “Reduce” in the surveillance system for the Commercial Banking portfolio.
Likewise, the evaluation of the significant risk increase is made by comparing the PD to 12 months to the date of origin and the PD to 12 months to the date of the report adjusted by the forward-looking factor, according to the quantitative criteria of absolute variation and relative variation. The Group has established a range of absolute variation between 1 and 7 percent and a relative variation between 20 and 350 percent, depending on the type of portfolio.

The Group periodically evaluates the following warning signs and criteria to assess whether the placement presents a significant increase in credit risk (stage 2):

•	Infractions to the covenants.

•	Forced interventions by governments in the primary and secondary markets of obligors.

•	Involvement of the borrower in illicit, political and fraud business.

•	Impairment of collaterals (underlying assets).

•	Arrears or short and frequent failures to pay installments.

•	Significantly adverse macroeconomic, regulatory, social, technological and environmental changes.

•	Other assessments and/or warnings (financial statements, EBIT evaluation, financial indicators by industry, regulatory criteria, others).
On the other hand, the Group will monitor the effectiveness of the criteria used to identify significant increases in credit risk through periodic reviews to confirm that:

•	Criteria are able to identify significant increases in credit risk before an exposure is in default;

•	Criteria do not align with point in time (PiT) when an asset is more than 30 days past due;

•	The average time between the identification of a significant increase in credit risk and default is reasonable;

•	Exposures usually do not transfer directly from the measurement of 12-month expected losses to impaired loans; and

•	There is no unjustified volatility in the allocation of expected credit losses between the measurement of 12-month expected credit losses and lifetime expected credit losses.
Subsequently, the expected loss of each scenario (optimistic, base and pessimistic) is calculated as the sum of the expected loss of each Stage. Finally, the expected loss of the portfolio is calculated by assigning weights to each scenario based on their respective probability of occurrence.

An operation transition from Stage 2 to Stage 1 will depend on whether or not it meets the aforementioned classification assignment requirements. That is, if the operation fails to meet the requirements that were the reason for its classification in Stage 2, the operation will be reclassified to Stage 1, except in Mortgage, Corporate and Company portfolios. For these portfolios, there is a mandatory period of permanence due to the volatility that may be caused given the nature of these loans. Therefore, in addition to failing to comply with the requirements to be reclassified to Stage 2, the operation must not have a mark of default in the last twelve months, otherwise it would stay in Stage 2.
Prospective information
Expected credit losses consider information about the overall credit risk. Information about the overall credit risk must incorporate not only information on delinquency, but also all relevant credit information, including forward-looking macroeconomic information.
In order to comply with the regulatory requirement, it has been determined that the methodology includes the aforementioned effects within the expected loss.
The estimation of expected credit losses will always reflect the possibility of a credit loss, even if the most likely result is not credit loss. Therefore, estimates of expected credit losses are required to reflect a weighted, unbiased amount that is determined by evaluating a range of possible outcomes.
To capture these effects, the Group uses internally developed stress models that seek to stress the probability of default based on different macroeconomic variable projection scenarios.
The Group has defined three possible scenarios for each portfolio: optimistic, base and pessimistic, assigning the following weights to each of them:

•	Base – 40%

•	Optimistic – 30%

•	Pessimistic – 30%
Within the analysis carried out for the projection of probability of default, the projection period determined is 36 months (3 years). For projections after that period, the same information of that last year is considered, because it is deemed that projections beyond this period lose statistical significance, as evidenced by observing thresholds of confidence levels.

Macroeconomic variables used as of December 31, 2019

	Scenario	2020	2021	2022
Gross domestic product (annual % var.)	Optimistic	4.9%	4.2%	3.8%
	Base	2.9%	3.7%	3.6%
	Pessimistic	(2.2%)	2.4%	5.1%
Unemployment rate (annual % var.)	Optimistic	3.3%	(4.7%)	2.7%
	Base	10.4%	(1.5%)	(2.2%)
	Pessimistic	30.9%	28.3%	(17.5%)
Public consumption (annual % var.)	Optimistic	4.3%	3.7%	3.0%
	Base	2.7%	3.0%	2.7%
	Pessimistic	(1.9%)	1.4%	3.8%
Inflation (CPI annual % var.)	Optimistic	2.5%	2.1%	2.2%
	Base	2.3%	2.1%	2.2%
	Pessimistic	4.5%	0.7%	2.1%
Domestic demand (annual % var.)	Optimistic	3.9%	3.8%	4.0%
	Base	2.3%	3.4%	3.6%
	Pessimistic	(2.4%)	2.3%	5.3%
Exchange rate (annual % var.)	Optimistic	(3.5%)	0.7%	0.9%
	Base	(0.4%)	(0.0%)	0.0%
	Pessimistic	18.0%	(6.9%)	(5.9%)
Purchasing power (annual % var.)	Optimistic	1.1%	1.2%	1.8%
	Base	2.2%	0.8%	1.1%
	Pessimistic	1.7%	(0.7%)	(1.7%)
Real compensation (annual % var.)	Optimistic	1.2%	2.9%	3.7%
	Base	2.0%	1.9%	3.0%
	Pessimistic	0.2%	(1.6%)	2.3%

Macroeconomic variables used as of December 31, 2018

	Scenario	2019	2020	2021
Gross domestic product (annual % var.)	Optimistic	6.5%	3.1%	3.2%
	Base	4.6%	2.6%	3.1%
	Pessimistic	(1.0%)	1.8%	1.9%
Unemployment rate (annual % var.)	Optimistic	3.1%	(1.0%)	(0.6%)
	Base	4.7%	(1.6%)	(1.1%)
	Pessimistic	25.3%	34.1%	(12.0%)
Public consumption (annual % var.)	Optimistic	10.4%	10.2%	10.2%
	Base	3.8%	3.7%	3.6%
	Pessimistic	(2.7%)	(2.9%)	2.9%
Inflation (CPI annual % var.)	Optimistic	0.8%	1.7%	1.1%
	Base	1.9%	1.7%	2.0%
	Pessimistic	4.1%	2.8%	3.1%
Domestic demand (annual % var.)	Optimistic	6.8%	2.6%	5.1%
	Base	4.9%	2.5%	3.1%
	Pessimistic	(1.3%)	0.2%	0.9%
Exchange rate (annual % var.)	Optimistic	(2.8%)	(1.3%)	(0.4%)
	Base	(2.8%)	(1.3%)	(0.4%)
	Pessimistic	3.4%	(2.8%)	(3.2%)
The percentages presented correspond to the annual variations of the macroeconomic variables indicated above. Likewise, for the calculation of these variables, have been considered different external sources of recognized prestige.
The impact of these macroeconomic variables on the expected loss differs for each portfolio depending on the sensitivity of each of them.
As part of the review and calibration of the expected loss model, Management has estimated the expected loss of the loan portfolio as of December 31, 2019 and 2018, using forward-looking information of certain macroeconomic variables. Management has assessed the impact that these new economic variables would have on the expected loss of the loan portfolio estimated at the adoption date, determining that said impact is not significant in the Group’s consolidated financial statements.

The following tables outline the impact of multiple scenarios on the expected credit loss of direct and indirect loans (optimistic, base and pessimistic):

December 31, 2019%		Total
		S/(000)
Optimistic	30	420,908
Base	40	558,451
Pessimistic	30	455,114

Total		1,434,473

December 31, 2018%		Total
		S/(000)
Optimistic	30	424,634
Base	40	558,991
Pessimistic	30	443,230

Total		1,426,855

Guarantees:
The fair value of the loan guarantees as of December 31, 2019 and 2018, is presented below:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	11,128,875	—	—	—	—	—	11,128,875	—
Commercial loans	17,479,006	710,379	1,755,286	10,931,555	2,607,031	16,004,251	1,474,755	146,250
Small and micro-business loans	750,126	—	—	—	—	—	750,126	68,247
Consumer loans	12,821,567	—	—	—	—	—	12,821,567	1,058,600
Mortgage loans	7,206,445	—	—	12,135,552	—	12,135,552	(4,929,107)	121,682

Direct loans	38,257,144	710,379	1,755,286	23,067,107	2,607,031	28,139,803	10,117,341	1,394,779
Debt instruments at amortized cost	2,206,986	—	—	—	—	—	2,206,986	—

Total financial assets at amortized cost	51,593,005	710,379	1,755,286	23,067,107	2,607,031	28,139,803	23,453,202	1,394,779
Debt instruments at fair value through other comprehensive income	14,188,473	—	—	—	—	—	14,188,473	34,743

Total debt instruments at fair value through other comprehensive income	14,188,473	—	—	—	—	—	14,188,473	34,743
Not subject to impairment
Derivative financial instruments - Trading	207,949	42,351	—	—	—	42,351	165,598	—
Derivative financial instruments - Hedges	12,827	—	—	—	—	—	12,827	—
Financial assets at fair value through profit or loss	1,551,537	—	—	—	—	—	1,551,537	—

Total financial instruments at fair value through profit or loss	1,772,313	42,351	—	—	—	42,351	1,729,962	—

	67,553,791	752,730	1,755,286	23,067,107	2,607,031	28,182,154	39,371,637	1,429,522

Financial guarantees	4,078,167	25,645	94,129	984,405	555,584	1,659,763	2,418,404	39,695
Letters of credit for customers	23,810	2,212	21,598	—	—	23,810	—	—

Indirect loans	4,101,977	27,857	115,727	984,405	555,584	1,683,573	2,418,404	39,695

	71,655,768	780,587	1,871,013	24,051,512	3,162,615	29,865,727	41,790,041	1,469,217

	Fair value of the credit guarantee under the base scenario
As of December 31, 2018	Maximum exposure to credit risk	Cash	Investments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Subject to impairment
Financial assets
Cash and due from banks	8,380,411	—	—	—	—	—	8,380,411	—
Commercial loans	16,032,068	892,911	792,218	10,139,704	2,609,190	14,434,023	1,598,045	194,213
Small and micro-business loans	724,383	—	—	—	—	—	724,383	69,030
Consumer loans	10,891,278	—	—	—	—	—	10,891,278	986,951
Mortgage loans	6,407,479	—	—	11,100,975	—	11,100,975	(4,693,496)	114,610

Direct loans	34,055,208	892,911	792,218	21,240,679	2,609,190	25,534,998	8,520,210	1,364,804
Debt instruments at amortized cost	1,884,067	—	—	—	—	—	1,884,067	—

Total financial assets at amortized cost	44,319,686	892,911	792,218	21,240,679	2,609,190	25,534,998	18,784,688	1,364,804
Debt instruments at fair value through other comprehensive income	13,328,593	—	—	—	—	—	13,328,593	28,050

Total debt instruments at fair value through other comprehensive income	13,328,593	—	—	—	—	—	13,328,593	28,050
Not subject to impairment
Derivative financial instruments - Trading	88,338	54,474	—	—	—	54,474	33,864	—
Derivative financial instruments - Hedges	97,038	—	—	—	—	—	97,038	—
Financial assets at fair value through profit or loss	1,571,468	—	—	—	—	—	1,571,468	—

Total financial instruments at fair value through profit or loss	1,756,844	54,474	—	—	—	54,474	1,702,370	—

	59,405,123	947,385	792,218	21,240,679	2,609,190	25,589,472	33,815,651	1,392,854

Financial guarantees	4,041,414	25,829	92,790	925,802	732,831	1,777,252	2,264,162	62,051
Letters of credit for customers	30,046	—	30,047	—	—	30,047	(1)	—

Indirect loans	4,071,460	25,829	122,837	925,802	732,831	1,807,299	2,264,161	62,051

	63,476,583	973,214	915,055	22,166,481	3,342,021	27,396,771	36,079,812	1,454,905

The following table shows the analysis of the fair values of the guarantees classified in Stage 3:

	Fair value of the credit guarantee under the base scenario
As of December 31, 2019	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	199,173	—	2,847	—	375,668	3,314	381,829	(182,656)	67,158
Small and micro-business loans	47,349	—	—	—	—	—	—	47,349	40,566
Consumer loans	400,401							400,401	340,914
Mortgage loans	247,962	—	—	—	491,424	—	491,424	(243,462)	89,476

Financial assets measured at amortized cost	894,885	—	2,847	—	867,092	3,314	873,253	21,632	538,114

Indirect loans	30,407	—	—	—	—	—	—	30,407	18,607

	925,292	—	2,847	—	867,092	3,314	873,253	52,039	556,721

	Fair value of the credit guarantee under the base scenario
As of December 31, 2018	Maximum exposure to credit risk	Cash	Investments	Guarantees from third parties or governments	Properties	Others	Total guarantee (*)	Net exposure	Expected loss associated
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Commercial loans	206,481	1	166	—	343,062	3,061	346,290	(139,809)	98,111
Small and micro-business loans	44,552	—	—	—	—	—	—	44,552	38,458
Consumer loans	324,463							324,463	284,645
Mortgage loans	239,176	—	—	—	465,144	—	465,144	(225,968)	86,040

Financial assets measured at amortized cost	814,672	1	166	—	808,206	3,061	811,434	3,238	507,254

Indirect loans	43,070	—	—	—	—	—	—	43,070	22,469

	857,742	1	166	—	808,206	3,061	811,434	46,308	529,723

(*)	Includes the total fair value of the guarantees held by the Group as of December 31, 2019 and 2018, regardless the balance of the loan it guarantees.

(e)	Assessment of impairment for the loan portfolio (policy applicable until December 31, 2017)
The Group classified each client that is part of its credit portfolio in one of the following five risk categories, depending on the degree of risk of default in the payment of each debtor: (i) Normal – A, (ii) with potential problems – B, (iii) deficient – C,
(iv) doubtful-D,
and
(v) loss-E,
which had the following characteristics:
Normal (category A): Debtors of commercial loans that fall into this category have complied on a timely basis with their obligations and at the time of evaluation do not present any reason for doubt with respect to repayment of interest and principal on the agreed dates and there was no reason to believe that this situation will change before the next evaluation. To classify a loan into category A, a clear understanding of the use to be made of the funds and the origin of the cash flows to be used by the debtor to repay the loan is required. Consumer and small and micro-business loans are classified into category A if payments are made when due or up to 8 days past-due.
Mortgage loans are classified as category A when payments are made when due or up to 30 days past-due.
With potential problems (category B): Debtors of commercial loans included in this category are those that at the time of the evaluation show certain deficiencies, which, if not corrected on a timely manner, imply risks with respect to the recovery of the loan. Certain common characteristics of loans in this category include: delays in loan payments which are promptly covered, a general lack of information required to analyze the credit, out-of-date
financial information, temporary economic or financial imbalances on the part of the debtor which could affect its ability to repay the loan and market conditions that could affect the economic sector in which the debtor participates. Consumer and small and micro-business loans are classified as category B if payments are between 9 and 30 days past-due.
Mortgage loans are classified as category B if payments are between 31 and 60 days past-due.
Substandard (category C): Debtors of commercial loans included in this category show serious financial weaknesses, often with operating results or available income insufficient to cover their financial obligations on agreed upon terms, with no reasonable short-term prospects for strengthening of their financial capacity. Debtors showing the same deficiencies that determine classification as category B, obtain a classification as category C if those deficiencies are such that if they are not corrected in the short term, they could impede the recovery of principal and interest on the loan on the originally agreed terms. In addition, commercial loans are classified in this category when payments are between 61 and 120 days past-due.
Consumer and small and micro-business loans are classified as category C if payments are between 31 and 60 days past-due.
Mortgage loans are classified as category C when payments are between 61 and 120 days past-due.

Doubtful (category D): Debtors of commercial loans included in this category present characteristics that make doubtful the recovery of the loan. Although the loan recovery was doubtful, if there is a reasonable possibility that in the near future the creditworthiness of the debtor might improve, it is advisable to include it in this category. These credits are distinguished from category E credits by the requirement that the debtor remain in operation, generate cash flows and make payments on the loan, although at a rate lower than the one specified in its contractual obligations. In addition, commercial loans are classified in this category when payments are between 121 and 365 days past-due.
Consumer and small and micro-business loans are classified as category D if payments were between 61 and 120 days past-due.
Residential mortgage loans were classified as category D when payments are between 121 and 365 days past-due.
Loss (category E): Commercial loans which are considered unrecoverable or which for any other reason could not included in the Group’s assets based on the originally contracted terms fall into this category. In addition, commercial loans are classified in this category when payments are more than 365 days past-due.
Consumer and small and micro-business loans are classified as category E if payments are more than 120 days past-due.
Residential mortgage loans are classified as category E when payments was more than 365 days past-due.
The Group evaluated and reviewed the classification of the debtors of its credit portfolio permanently in order to maintain an adequate risk identification, assigning the corresponding risk category.
All loans deemed impaired (those classified as deficient, doubtful or loss) were analyzed by Management, which assesses the deterioration of its portfolio at two levels: individual provision and collective provision, as follows:

•	Individually assessed allowance -
The Group determined the appropriate allowance for each significant loan individually. The criteria considered to determine the measure of an allowance comprise the sustainability of the debtor’s business plan, its ability to improve its performance once a financial difficulty has arisen, projected cash flows and the expected payout should bankruptcy happens, the availability of other financial support, including the realizable value of collateral and the timing of the expected cash flows.
The methodology and assumptions used for the future cash flows were reviewed regularly by the Group in order to reduce any difference between the loss estimates and the actual loss experience.

•	Collectively assessed allowance -
The allowances required were assessed collectively in the case of loans and obligations that were not individually significant (including consumer, small and micro-business loans and residential mortgage loans) and for individually significant loans, where there was not yet objective evidence of individual impairment (included in categories A and B).
The collective allowance takes into account the impairment that is likely to be present in the portfolio even though there is not yet objective evidence of individual impairment. Impairment losses are estimated by taking into consideration the following information: historical losses on the portfolio, current economic conditions, the approximate delay between the time a loss was likely to have been incurred and the time it was identified as requiring an individually assessed impairment allowance and expected receipts and recoveries once impaired. Management is responsible for deciding on the length of this period which could be extended for as long as one year. The impairment allowance is reviewed by Management to ensure consistency with the Group’s overall policy.
The methodology includes three estimation scenarios: base, upper threshold and lower threshold. These scenarios were generated by modifying some assumptions, such as collateral recovery values and adverse effects due to changes in the political and economic environments. The process to select the best estimate within said range is based on Management’s best judgment, complemented by historical loss experience and the Group’s strategy (e.g. penetration in new segments).
Impairment loss was assessed at each reporting date as to whether there was any objective evidence that an asset or group of financial assets were impaired.
Financial guarantees and letters of credit (indirect loans) were assessed and a provision was estimated for them following a procedure similar to that of loans.
When a loan was uncollectible, it was written off against the provision for related impaired loans. Such loans were written off after all the necessary legal procedures had been completed. Subsequent recoveries of amounts previously written off decrease the amount of the allowance for loan impairment in the consolidated statement of income.
In accordance with the provisions of IFRS 7, the total balance of the loan was deemed past due when the debtor stopped making a payment at its contractual maturity. In this sense, as of December 31, 2017, the total past due loan amounted to S/2,301,186,000, out of which S/1,437,722,000 were deemed impaired and loans amounting to approximately S/807,969,000 were not impaired and had maturity of less than 30 days.

As of December 31, 2017, refinanced loans in effect amounted to approximately S/273,448,000. The refinanced loans matured at such date amounted to S/41,724,000, of which S/4,022,000 were classified as past due but not impaired and S/37,702,000 as impaired.
In accordance with the requirements of the SBS regulations, the Group modified the contractual terms of the loans granted in areas affected by the weather phenomenon called “El Niño Costero” during the first quarter of 2017, without this modification resulting in “refinanced loans”. The balance of the rescheduled loans amounted to approximately S/388,000,000, which are not considered as refinanced loans. As of December 31, 2019 and 2018, the balance of the credits reprogrammed and not considered as “refinanced loans” amounts to approximately S/69,100,000 and S/109,300,000, respectively.

(f)	Credit risk management for investments

(f.1)	Scoring or internal rating and PD:
For this type of financial instruments, the Group analyzes the public information available from international risk rating agencies such as: Fitch, Moody’s and Standard & Poor’s, and assigns a rating to each instrument.

For each rating agency, the ratings associated with higher to lower credit quality are shown:

Fitch	Moody’s	Standard & Poor’s
AAA	Aaa	AAA
AA+	Aa1	AA+
AA	Aa2	AA
AA-	Aa3	AA-
A+	A1	A+
A	A2	A
A-	A3	A-
BBB+	Baa1	BBB+
BBB	Baa2	BBB
BBB-	Baa3	BBB-
BB+	Ba1	BB+
BB	Ba2	BB
BB-	Ba3	BB-
B+	B1	B+
B	B2	B
B-	B3	B-
CCC	Caa1	CCC+

As of December 31, 2019 and 2018, the Group determines its level of risk according to the following classification:

	High grade Rating: from AAA to A PD less than or equal to:	Standard grade Rating: from BBB to B PD Range	Grade lower than standard Rating: from CCC to C PD equal or higher
Global	0.05% - 0.12%	0.14% - 2.02%	21.68%
Latin America	0.00%	0.14% - 2.87%	25.75%
Sovereigns	0.00%	0.28% - 1.19%	28.13%
Finally, each instrument is assigned a PD according to the transition matrices published by Fitch.

(f.2)	LGD:
For those issuers that are classified in Stage 1 or Stage 2 at the reporting date, the Group uses the recovery matrix published by Moody’s.
For those investments in Stage 3, an evaluation must be made to determine the severity of the expected loss according to the progress of the recovery process initiated.

(f.3)	EAD:
EAD represents the gross book value of the financial instruments subject to impairment. To calculate the EAD of an investment in Stage 1, possible non-compliance
events are evaluated within 12 months. For financial assets in Stage 2 and Stage 3, exposure at default is determined for events throughout the life of the instrument.

(f.4)	Significant increase in credit risk:
The Group has assumed that the credit risk of a financial instrument has not increased significantly since the initial recognition if it is determined that the investment has a low credit risk at the reporting date, which occurs when the issuer has a strong ability to meet its contractual cash flow obligations in the near term and adverse changes in economic and business conditions in the long term may reduce, but not necessarily, the ability of the issuer to meet its cash flow obligations contractual cash.

In accordance with the assignment of ratings to each debt instrument, the Group determines whether there is a significant increase in credit risk by comparing the rating at the date of acquisition with the rating at the reporting date, and designates the Stage in which each debt instrument is classified according to the quantitative and qualitative criteria, defined as follows:

(i)	Quantitative criteria -
The Group holds an investment that does not present a significant increase in risk if there is a movement of its credit risk rating within the investment grade. In case there is a movement of its credit risk rating outside the investment grade, it is deemed that the instrument presents a significant increase in risk.

(ii)	Qualitative criteria -
The Group periodically evaluates the following warning signs and criteria to assess whether the financial instrument presents a significant risk increase (stage 2) at the reporting date:

•	Significant decrease (30 percent of its original value) and prolonged (12 months) of the market value of the investment.

•	Infringements of covenants without a waiver from the bondholders committee.

•	Forced interventions by governments in the primary and secondary markets of the issuers.

•	Linkage of the issuer in illicit, political and fraud activities.

•	Impairment of collateral (underlying assets) in the case of securitized instruments (project finance).

•	Delays or short and frequent breaches in the payment of coupons.

•	Macroeconomic, regulatory, social, technological and environmental changes are significantly adverse.

•	Other evaluations and/or alerts made by each Subsidiary (financial statements, evaluation of EBIT, Financial indicators by industry, regulatory criteria, others).
Until December 31, 2017, the Group controlled the credit risk of its available-for-sale
investments and
held-to-maturity
investments based on the risk assessment of the issuers. In the case of foreign investments, the assessment considered the risk classifications issued by international risk rating agencies, as well as the country risk of the issuer, which was evaluated considering its main macroeconomic variables.

The table below presents the credit risk ratings issued by risk rating agencies of recognized prestige local and international financial investments:

	As of December 31, 2019		As of December 31, 2018
	S/(000)%		S/(000)%
Instruments issued and rated in Peru:
AAA	1,178,730	6.2	874,261	5.0
AA- / AA+	2,389,059	12.5	2,308,698	13.1
A- / A+	362,985	1.9	321,128	1.8
BBB- / BBB+	1,611	0.0	—	—
BB- / BB+	3,141	0.0	4,884	0.0

	3,935,526	20.6	3,508,971	19.9

Instruments issued in Peru and rated abroad:
A- / A+	5,705,209	29.9	4,619,911	26.2
BBB- / BBB+	1,826,297	9.6	2,193,074	12.4
BB- / BB+	113,819	0.6	139,849	0.8
B- / B+	814	0.0	—	—

	7,646,139	40.1	6,952,834	39.4

Instruments issued and rated abroad:
AAA	—	—	86,364	0.5
AA- / AA+	32,756	0.2	129,972	0.7
A- / A+	243,636	1.3	334,708	1.9
BBB- / BBB+	2,567,739	13.5	2,246,423	12.7
BB- / BB+	109,610	0.6	97,925	0.6
B- / B+	97,283	0.5	3,436	0.0
Less than B-	33,299	0.2	65	0.0

	3,084,323	16.2	2,898,893	16.4

Unrated
Certificates of deposits issued by the BCRP	1,483,493	7.8	1,380,479	7.8
Mutual funds and investment funds participations (*)	1,083,079	5.7	1,144,771	6.5
Securitized bonds	1,089	0.0	4,456	0.0
Other	85,668	0.4	309,905	1.8
Listed shares
Peruvian and foreign entities	631,694	3.3	458,663	2.6
BioPharma Credit PLC	468,392	2.5	405,641	2.3
InRetail Perú Corp.	285,962	1.5	235,443	1.3
Non-listed shares and participations
Royalty Pharma	117,682	0.6	78,808	0.4
LendUP	23,375	0.1	23,720	0.1
Other	1,641	0.0	1,671	0.0

Total	18,848,063	98.8	17,404,255	98.7

Accrued interest	224,655	1.2	225,190	1.3

Total	19,072,718	100.0	17,629,445	100.0

(*)	It includes mutual and investment funds which do not have risk rating.

(g)	Concentration of financial instruments exposed to credit risk

Financial instruments exposed to credit risk were distributed according to the following economic sectors:

	As of December 31, 2019
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Banco Central de Reserva del Perú	—	1,483,496	—	7,073,229		8,556,725
Consumer loans	—	—	—	13,630,007		13,630,007
Financial services	1,420,610	1,980,317	508,199	5,519,231	(*)	9,428,357
Mortgage loans	39,621	—	—	7,215,361		7,254,982
Manufacturing	63,409	1,078,678	119,532	4,144,357		5,405,976
Commerce	757	90,722	285,962	3,079,661		3,457,102
Construction and infrastructure	7,126	2,902,159	24,421	688,855		3,622,561
Government of Peru	—	3,544,194	—	2,160,775		5,704,969
Electricity, gas, water and oil	28,273	1,299,404	178,654	694,237		2,200,568
Agriculture	3,995	31,414	1,915	1,238,447		1,275,771
Leaseholds and real estate activities	19,213	87,656	4,458	953,958		1,065,285
Communications, storage and transportation	32,663	247,978	—	973,045		1,253,686
Mining	260	328,071	—	579,122		907,453
Community services	1,544	—	—	262,382		263,926
Insurance	473	—	—	170,145		170,618
Fishing	2,900	—	2,581	375,598		381,079
Commercial and micro-business loans	—	—	—	268,847		268,847
Foreign organizations and governments activities	—	—	—	46,286		46,286
Foreign governments	—	114,981	—	—		114,981
Education, health and other services	4,952	127,006	—	265,425		397,383
Medicine and biotechnology	125,623	76,242	—	—		201,865
Public administration and defense	613	147,796	—	193,000		341,409
Professional, scientific and technical activities	11,431	469,915	—	2,642,773		3,124,119
Others	8,850	—	—	227,174		236,024

Total	1,772,313	14,010,029	1,125,722	52,401,915		69,309,979

Impairment allowance for loans						(1,394,779)
Accrued interest						499,143

Total						68,414,343

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

	As of December 31, 2018
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Banco Central de Reserva del Perú	—	1,380,479	—	4,834,307		6,214,786
Consumer loans	—	—	—	11,747,061		11,747,061
Financial services	1,294,850	1,914,500	434,870	5,212,356	(*)	8,856,576
Mortgage loans	47,842	—	—	6,416,037		6,463,879
Manufacturing	85,105	681,104	97,516	3,622,652		4,486,377
Commerce	36,352	121,758	228,122	2,875,503		3,261,735
Construction and infrastructure	6,666	2,824,885	—	668,035		3,499,586
Government of Peru	21,397	3,002,388	—	1,843,944		4,867,729
Electricity, gas, water and oil	19,102	1,091,042	75,111	894,156		2,079,411
Agriculture	8,307	27,678	3,059	1,001,789		1,040,833
Leaseholds and real estate activities	22,618	79,596	4,336	1,144,567		1,251,117
Communications, storage and transportation	11,801	221,661	—	946,585		1,180,047
Mining	5,793	376,511	—	601,893		984,197
Community services	16,440	—	—	399,341		415,781
Insurance	1,089	—	—	239,092		240,181
Fishing	4,588	—	2,303	253,663		260,554
Commercial and small and micro-business loans	—	—	—	171,707		171,707
Activities of foreign organizations and bodies	—	—	—	39,879		39,879
Foreign governments	—	484,516	—	—		484,516
Education, health and other services	10,877	154,037	—	241,235		406,149
Medicine and biotechnology	92,746	156,326	—	—		249,072
Public administration and defense	68,800	133,516	—	227,438		429,754
Professional, scientific and technical activities	—	486,304	—	2,315,904		2,802,208
Others	2,471	7,225	—	317,076		326,772

Total	1,756,844	13,143,526	845,317	46,014,220		61,759,907

Impairment allowance for loans						(1,364,804)
Accrued interest						495,703

Total						60,890,806

(*)	It includes mainly the available funds deposited in the vaults of Interbank and in foreign banks; see Note 4.

The financial instruments exposed to credit risk were distributed according to their geographic area:

	As of December 31, 2019
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	132,328	10,851,926	628,016	49,418,589		61,030,859
United States of America	682,443	353,120	159,579	1,004,076		2,199,218
United Mexican States	1,330	916,597	—	185		918,112
Cayman Islands	156,082	26,589	—	105,319		287,990
Canada	8,871	—	—	415,633		424,504
Luxembourg	319,938	17,647	—	34,346		371,931
Colombia	730	497,396	—	36,491		534,617
Chile	1	283,784	—	55,108		338,893
Panama	—	237,858	147	487,655	(*)	725,660
Brazil	106	653,409	—	187,119		840,634
United Kingdom	198,423	37,007	336,338	7,622		579,390
Germany	3,002	—	—	99,808		102,810
Ireland	117,682	—	—	878		118,560
Ecuador	606	—	—	91,449		92,055
Belgium	—	—	136	120,112		120,248
Others	150,771	134,696	1,506	337,525		624,498
Total	1,772,313	14,010,029	1,125,722	52,401,915		69,309,979
Impairment allowance for loans						(1,394,779)
Accrued interest						499,143
Total						68,414,343

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

	As of December 31, 2018
	Designated at fair value through profit or loss	Debt instruments measured at fair value through other comprehensive income	Equity instruments measured at fair value through other comprehensive income	Amortized cost		Total
	S/(000)	S/(000)	S/(000)	S/(000)		S/(000)
Peru	175,400	10,308,648	410,282	43,514,628		54,408,958
United States of America	647,378	543,091	171,759	1,121,268		2,483,496
United Mexican States	10,341	909,462	—	1,349		921,152
Cayman Islands	258,394	3,333	—	84,325		346,052
Canada	9,994	—	—	183,712		193,706
Luxembourg	282,816	3,110	—	29,687		315,613
Colombia	932	500,018	—	24,685		525,635
Chile	69,336	528,708	—	49,636		647,680
Panama	—	1,421	—	310,393	(*)	311,814
Brazil	103	107,940	—	40,636		148,679
United Kingdom	184,937	37,008	261,484	21,955		505,384
Germany	382	—	—	95,141		95,523
Ireland	79,636	—	—	—		79,636
Ecuador	2,028	—	—	95,000		97,028
Belgium	—	—	138	67,343		67,481
Others	35,167	200,787	1,654	374,462		612,070

Total	1,756,844	13,143,526	845,317	46,014,220		61,759,907

Impairment allowance for loans						(1,364,804)
Accrued interest						495,703

Total						60,890,806

(*)	It corresponds mainly to the loan portfolio maintained by Inteligo Bank (domiciled in Panama) with Peruvian citizens.

(h)	Offsetting of financial assets and liabilities
The information contained in the tables below includes financial assets and liabilities that:

•	Are offset in the statement of financial position of the Group; or

•
Are subject to an enforceable master netting arrangement or similar agreement that covers similar financial instruments, regardless of whether they are offset in the consolidated statement of financial position or not.

Similar arrangements of the Group include derivatives clearing agreements. Financial instruments such as loans and deposits are not disclosed in the following tables since they are not offset in the consolidated statement of financial position.
The offsetting framework agreement issued by the International Swaps and Derivatives Association Inc. (“ISDA”) and similar master netting arrangements do not meet the criteria for offsetting in the statement of financial position, because of such agreements were created in order for both parties to have an enforceable offsetting right in cases of default, insolvency or bankruptcy of the Group or the counterparties or following other predetermined events. In addition, the Group and its counterparties do not intend to settle such instruments on a net basis or to realize the assets and settle the liabilities simultaneously.
The Group receives and delivers guarantees in the form of cash with respect to transactions with derivatives; see Note 4.

(h.1)
Financial assets subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2019 and 2018, is presented below:

	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities and offset in the consolidated statement of financial position	Net amounts of financial assets presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash collateral)	Cash collateral received
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2019
Derivatives, Note 10(b)	220,776	—	220,776	(134,103)	(42,351)	44,322

Total	220,776	—	220,776	(134,103)	(42,351)	44,322

2018
Derivatives, Note 10(b)	185,376	—	185,376	(41)	—	185,335

Total	185,376	—	185,376	(41)	—	185,335

(h.2)	Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements as of December 31, 2019 and 2018, is presented below:

	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets and offset in the consolidated statement of financial position	Net amounts of financial liabilities presented in the consolidated statement of financial position	Related amounts not offset in the consolidated statement of financial position		Net amount
				Financial instruments (including non-cash collateral)	Cash collateral pledged (Note 4(d))
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
2019
Derivatives, Note 10(b)	222,305	—	222,305	(134,103)	(57,816)	30,386

Total	222,305	—	222,305	(134,103)	(57,816)	30,386

2018
Derivatives, Note 10(b)	154,116	—	154,116	(41)	(92,456)	61,619

Total	154,116	—	154,116	(41)	(92,456)	61,619

30.2	Market risk management
Market risk is the possibility of loss due to variations in the financial market conditions. The main variations to which the Group is exposed to are exchange rates, interest rates and prices. Said variations can affect the value of the Group’s financial assets and liabilities.
The Group separates its exposure to market risk into two blocks: (i) the one that arises from the fluctuation of the value of the trading investment portfolios, due to movements of market rates or prices (“Trading Book”) and; (ii) the one that arises from the changes in the structural positions (“Banking Book”) due to movements in interest rates, prices and exchange rates.

(a)	Trading Book -
In order to control and monitor the risks arising from the volatility of risk factors involved within each instrument, maximum exposure limits by currency, by type of investment and
Value-at-Risk
(“VaR”), which are controlled on a daily basis, have been established.
The main measurement technique used to measure and control market risk is VaR, which is a statistical measurement that quantifies the maximum loss expected for a period of time and a determined significance level under normal market conditions. The Group uses the VaR model for a period of one day, and a
99-percent
confidence level. VaR is calculated by risk factor: interest rate, price or exchange rate and by type of investment: derivatives, fixed income and variable income.
VaR models are designed to measure the market risk within a normal market environment. Since VaR is based mainly on historical data to provide information and does not clearly predict future changes and modifications in risk factors, the probability of big market movements may be underestimated. VaR can also be under or overestimated due to the hypotheses made on the risk factors and the relation among these factors with the specific instruments. In order to determine the reliability of VaR models, the actual results are regularly monitored to prove the validity of the assumptions and parameters used in the calculation of VaR.

The Group includes within the VaR calculation the potential loss that may arise from the exposure to exchange rate risk. This risk is included in the VaR calculation because the exchange position is the result of the spot position plus the position in derivative products. Likewise, the total VaR includes the diversification effect that arises as a result of the interaction of the various market risk factors to which the Group is exposed.
The validity of the VaR calculation is proven through back-testing, which uses historical data to ensure that the model adequately estimates the potential losses. Additionally, the sensitivity of risk factors is calculated, which shows the potential portfolio losses in the event of certain fluctuations in factors. Said fluctuations include: interest rate shocks, exchange rate shocks and price shocks.

The VaR results of the Group’s portfolio by type of asset are presented below:

	2019	2018
	S/(000)	S/(000)
Equity investments	13,225	(41,075)
Debt investments	1,405	4,955
Derivatives and/or exchange position	3,942	30,291
Diversification effect	(4,434)	(25,853)

Consolidated VaR by type of asset (*)	14,138	(31,682)

The Group’s VaR results by type of risk are the following:

	2019	2018
	S/(000)	S/(000)
Exchange rate risk	10,655	682
Interest rate risk	1,126	13,138
Price risk	3,865	(40,857)
Diversification effect	(1,508)	(4,645)

Consolidated VaR by type of risk (*)	14,138	(31,682)

(*)	The total VaR is lower than the sum of its components due to the benefits of risk diversification.

(b)	Banking Book -
The portfolios which are not for trading are exposed to different financial risks, since they are sensitive to movements of the market rates, which can result in a negative effect on the value of the assets compared to its liabilities and; therefore, on its net value.

(i)	Interest rate risk
Interest rates fluctuate permanently on the market. These fluctuations affect the Group in two ways: first, through the change in the valuation of assets and liabilities; and secondly, affecting the cash flows at repricing. The variation in the valuation of assets and liabilities is increasingly sensitive as the term at which the asset or liability is repriced is extended. This process consists in the assessment of repricing periods. On the other hand, cash flows are affected when the instruments reach maturity, when they are invested or placed at new interest rates effective in the market.
Repricing gap
An analysis of the repricing gaps is performed in order to determine the impact of the interest rates movements. Said analysis consists of assigning the balances of the operations that will change the interest rate into different time gaps. Based on this analysis, the impact of the variation in the valuation of assets and liabilities on each gap is calculated.

(h.1.1)
The following table summarizes the Group’s exposure to interest rate risk. The Group’s financial instruments are presented at book value (including interest accrued), classified by the repricing period of the contract’s interest rate or maturity date, whichever occurs first:

	As of December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	7,078,876	428,176	905,866	11,199	—	2,704,758	11,128,875
Inter-bank funds	85,006	—	—	—	—	—	85,006
Investments at fair value through other comprehensive income (debt and equity)	232,135	528,116	1,141,759	2,010,649	10,275,814	1,125,722	15,314,195
Investments at amortized cost	—	46,211	—	1,158,805	1,001,970	—	2,206,986
Loans, net	5,293,216	4,562,929	8,171,518	14,764,175	4,815,523	(470,508)	37,136,853
Other assets	71,552	256,718	40,269	137,957	332	3,424,064	3,930,892

Total assets	12,760,785	5,822,150	10,259,412	18,082,785	16,093,639	6,784,036	69,802,807

Financial liabilities
Deposits and obligations	23,942,608	2,127,669	5,244,345	999,768	134,596	5,644,238	38,093,224
Due to banks and correspondents	328,668	593,866	1,746,238	437,037	873,828	—	3,979,637
Inter-bank funds	169,138	—	—	—	—	—	169,138
Bonds, notes and other obligations	332,180	171,939	686,713	2,955,175	2,744,283	—	6,890,290
Insurance contract liabilities	80,629	158,548	709,140	3,239,474	7,151,019	—	11,338,810
Other accounts payable, provisions and other liabilities	94,257	162,695	88,466	190,468	50,975	1,393,461	1,980,322
Equity	—	—	—	—	—	8,903,448	8,903,448

Total liabilities and equity	24,947,480	3,214,717	8,474,902	7,821,922	10,954,701	15,941,147	71,354,869

Off- balance sheet accounts
Derivatives held as hedge assets	—	165,700	132,560	1,461,474	—	497,100	2,256,834
Derivatives held as hedge liabilities	—	—	298,260	1,461,474	497,100	—	2,256,834

	—	165,700	(165,700)	—	(497,100)	497,100	—

Marginal gap	(12,186,695)	2,773,133	1,618,810	10,260,863	4,641,838	(8,660,011)	(1,552,062)

Cumulative gap	(12,186,695)	(9,413,562)	(7,794,752)	2,466,111	7,107,949	(1,552,062)	—

	As of December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	More than 5 years	Non-interest bearing	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial assets
Cash and due from banks	3,906,236	825,326	510,512	36,087	—	3,102,250	8,380,411
Inter-bank funds	495,037	—	—	—	—	—	495,037
Investments at fair value through other comprehensive income (debt and equity)	455,279	681,102	1,628,586	5,174,381	5,785,617	448,945	14,173,910
Investments at amortized cost	—	40,125	—	661,455	1,182,487	—	1,884,067
Loans, net	4,068,510	3,711,803	6,712,551	14,466,596	4,552,542	(551,085)	32,960,917
Other accounts receivable and other assets, net	144,800	243,632	119,893	76,334	82,789	3,522,813	4,190,261

Total assets	9,069,862	5,501,988	8,971,542	20,414,853	11,603,435	6,522,923	62,084,603

Financial liabilities
Deposits and obligations	21,343,198	1,865,574	3,541,866	1,495,507	114,780	5,321,025	33,681,950
Due to banks and correspondents	710,945	1,194,249	894,641	685,258	808,268	—	4,293,361
Bonds, notes and other obligations	177,602	192,641	935,070	4,034,094	1,157,371	—	6,496,778
Insurance contract liabilities	79,169	156,334	699,678	3,125,961	6,239,326	—	10,300,468
Other accounts payable, provisions and other liabilities	129,763	111,198	84,968	31,786	6,172	1,367,552	1,731,439
Equity	16,117	—	—	1,030	—	7,071,329	7,088,476

Total liabilities and equity	22,456,794	3,519,996	6,156,223	9,373,636	8,325,917	13,759,906	63,592,472

Off- balance sheet accounts
Derivatives held as hedge assets	—	168,650	134,920	1,416,660	—	—	1,720,230
Derivatives held as hedge liabilities	—	—	—	1,720,230	—	—	1,720,230

	—	168,650	134,920	(303,570)	—	—	—

Marginal gap	(13,386,932)	2,150,642	2,950,239	10,737,647	3,277,518	(7,236,983)	(1,507,869)

Cumulative gap	(13,386,932)	(11,236,290)	(8,286,051)	2,451,596	5,729,114	(1,507,869)	—

(h.1.2)	Sensitivity to changes in interest rates -
The exposure to the interest rate is supervised by the GIR Committee and the ALCO Committee. The GIR Committee approves the various limits applicable to the financial instruments’ management. The ALCO Committee analyzes and monitors the results of the asset and liability management strategies and decisions implemented. Likewise, it defines the strategies and analyzes the sources of financing, as well as the coverage of the balance executed by the Bank. In particular, the latter could be considered to cover the exposure due to the variation in cash flows attributed to changes in variable market rates, to fix the cost of funds considering the global context of future movement of rates in the currencies under evaluation, to transform the cost of funds from foreign currency to the functional currency, among other casuistic as reviewed and approved by the Committee, considering the risk limits.
In this regard, the effect of movements in interest rates is analyzed on the basis of the Regulatory Model and takes into account: (i) the financial margin for the next 12 months or Earning at Risk (EaR) and (ii) the Equity Value at Risk (EVaR), as detailed below:

•	Earning at risk, calculated as a percentage of the effective equity, establishes the legal limit of 5 percent and an early warning of 4 percent.

•	Value at Risk, calculated as a percentage of the effective equity, establishes the internal limit of 15 percent and an early warning of 13 percent.
Thus, interest rate risk is managed and controlled by monitoring the aforementioned indicators, which allows Management to assess the potential effect of interest rates movements on the Group’s financial margin and thus manage the terms and the fixed and/or variable yields generated by the financial instruments held by the Group, including strategies on the derivative financial instruments designated as hedge accounting.
For its part, the GIR Committee is in charge of approving levels of structural interest-rate risk capacity and appetite, which are detailed in the Bank’s Risk Appetite Framework.
In the case of Interseguro and Inteligo Bank, their Boards establish limits, which are controlled by their respective Investment Risk Unit.

The table below presents the sensitivity to a reasonable possible change in interest rates, with all other variables kept constant, in the consolidated statement of income and in the consolidated statement of changes in equity, before Income Tax and non-controlling
interest.

	As of December 31, 2019
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	3,489	+/-	98,418
US Dollar	+/-50	+/-	6,977	+/-	197,039
US Dollar	+/-75	+/-	10,464	+/-	296,072
US Dollar	+/-100	+/-	13,950	+/-	395,726
Sol	+/-50	-/+	17,240	-/+	436,439
Sol	+/-75	-/+	25,857	-/+	655,985
Sol	+/-100	-/+	34,473	-/+	876,509
Sol	+/-150	-/+	51,700	-/+	1,322,800

	As of December 31, 2018
Currency	Changes in basis points	Sensitivity of net income		Sensitivity of other net comprehensive income
		S/(000)		S/(000)
US Dollar	+/-25	+/-	5,331	+/-	14,381
US Dollar	+/-50	+/-	10,662	+/-	34,822
US Dollar	+75	+	15,994	+	61,365
US Dollar	+100	+	21,325	+	94,077
Sol	+/-50	-/+	19,032	-/+	115,524
Sol	+/-75	-/+	28,549	-/+	191,921
Sol	+/-100	-/+	38,065	-/+	280,145
Sol	+/-150	-/+	57,097	-/+	493,870
The interest rate sensitivities shown in the tables above are only illustrative and are based on simplified scenarios. The figures represent the effect of the pro-forma
movements in the net interest income based on the projected scenarios yield curve and the Group’s current interest rate risk profile. However, this effect, does not include actions that would be taken by Management to mitigate the impact of this interest rate risk. In addition, the Group seeks proactively to change the interest rate risk profile to minimize losses and optimize net revenues. The above projections also assume that interest rate of all maturities move by the same amount and, therefore, do not reflect the potential impact on net interest income of some rates changing while others remain unchanged. The projections also include assumptions to facilitate calculations, such as that all positions are held to maturity.

(h.1.3) Sensitivity to price variation -
Shares classified as investments at fair value through other comprehensive income, for the years 2019 and 2018, are not considered as part of the investments for interest rate sensitivity calculation purposes. However, a calculation of sensitivity in market prices and the effect on expected unrealized gain or loss in the consolidated statement of other comprehensive income, before Income Tax and non-controlling
interest, as of December 31, 2019 and 2018, is presented below:

	Changes in market price	2019	2018
	%	S/(000)	S/(000)
Sensitivity to market price
Shares	+/-10	112,572	84,532
Shares	+/-25	281,431	211,329
Shares	+/-30	337,717	253,595

(ii)	Foreign exchange risk
The Group is exposed to fluctuations in the exchange rates of the foreign currency prevailing in its financial position and cash flows. Management sets limits on the levels of exposure by currency and total daily and overnight positions, which are monitored daily. Most of the assets and liabilities in foreign currency are stated in US Dollars. Transactions in foreign currency are made at the exchange rates of free market.
As of December 31, 2019, the weighted average exchange rate of free market published by the SBS for transactions in US Dollars was S/3.311 per US$1 bid and S/3.317 per US$1 ask (S/3.369 and S/3.379 as of December 31, 2018, respectively). As of December 31, 2019, the exchange rate for the accounting of asset and liability accounts in foreign currency set by the SBS was S/3.314 per US$1 (S/3.373 as of December 31, 2018).
The table below presents the detail of the Group’s position:

	As of December 31, 2019
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	9,386,504	1,311,291	431,080	11,128,875
Inter-bank funds	—	85,006	—	85,006
Financial investments	6,948,954	12,111,165	12,599	19,072,718
Loans, net	10,919,233	26,217,620	—	37,136,853
Due from customers on acceptances	128,397	—	11,288	139,685
Other accounts receivable and other assets, net	245,402	604,456	1,348	851,206

	27,628,490	40,329,538	456,315	68,414,343

Liabilities
Deposits and obligations	13,840,447	23,888,049	364,728	38,093,224
Inter-bank funds	149,137	20,001	—	169,138
Due to banks and correspondents	830,122	3,149,515	—	3,979,637
Bonds, notes and other obligations	5,857,206	1,033,084	—	6,890,290
Due from customers on acceptances	128,397	—	11,288	139,685
Insurance contract liabilities	4,234,217	7,104,593	—	11,338,810
Other accounts payable, provisions and other liabilities	414,604	1,441,612	332	1,856,548

	25,454,130	36,636,854	376,348	62,467,332

Forwards position, net	(2,718,082)	2,776,866	(58,784)	—
Currency swaps position, net	138,676	(138,676)	—	—
Cross currency swaps position, net	1,763,518	(1,763,518)	—	—
Options position, net	(37)	37	—	—

Monetary position, net	1,358,435	4,567,393	21,183	5,947,011

	As of December 31, 2018
	US Dollars	Soles	Other currencies	Total
	S/(000)	S/(000)	S/(000)	S/(000)
Assets
Cash and due from banks	6,802,749	1,224,791	352,871	8,380,411
Inter-bank funds	—	495,037	—	495,037
Financial investments	7,670,084	9,941,459	17,902	17,629,445
Loans, net	10,048,173	22,912,744	—	32,960,917
Due from customers on acceptances	112,653	—	20,308	132,961
Other accounts receivable and other assets, net	154,643	1,102,800	34,592	1,292,035

	24,788,302	35,676,831	425,673	60,890,806

Liabilities
Deposits and obligations	13,584,983	19,807,644	289,323	33,681,950
Due to banks and correspondents	1,046,545	3,246,816	—	4,293,361
Bonds, notes and other obligations	6,110,077	386,701	—	6,496,778
Due from customers on acceptances	112,653	—	20,308	132,961
Insurance contract liabilities	4,072,811	6,227,657	—	10,300,468
Other accounts payable, provisions and other liabilities	215,093	1,297,074	9,593	1,521,760

	25,142,162	30,965,892	319,224	56,427,278

Forwards position, net	(629,147)	685,813	(56,666)	—
Currency swaps position, net	(59,991)	59,991	—	—
Cross currency swaps position, net	1,724,081	(1,724,081)	—	—
Options position, net	81	(81)	—	—

Monetary position, net	681,164	3,732,581	49,783	4,463,528

As of December 31, 2019, the Group granted indirect loans (contingent operations) in foreign currency for approximately US$683,214,000, equivalent to S/2,264,171,000 (US$696,510,000, equivalent to S/2,349,328,000 as of December 31, 2018); see Note 18.
The Group manages the exchange rate risk through the matching of its active and passive operations, supervising its global exchange position on a daily basis. The global exchange position of the Group is equivalent to long positions minus short positions in currencies other than the Sol. The global exchange position includes balance positions (spot) and also the positions in derivatives, including the positions of derivatives that have been designated as accounting hedges with the purpose of covering the exposure due to the variation of the exchange rate; see Note10(b). Any depreciation/appreciation of the foreign currency would affect the consolidated statement of income. An imbalance in the monetary position would make the Group’s consolidated statement of financial position vulnerable to the fluctuation of the foreign currency (exchange rate shock).
The table below shows the analysis of variations of the US Dollar, the main foreign currency to which the Group has exposure as of December 31, 2019 and 2018. The analysis determines the effect of a reasonably possible variation of the exchange rate of US Dollar against the Sol, considering all the other variables constant in the consolidated statement of other comprehensive income before Income Tax. A negative amount shows a potential net reduction in the consolidated statement of income, while a positive amount reflects a net potential increase:

Sensitivity analysis	Changes in currency rates	2019	2018
	%	S/(000)	S/(000)
Devaluation
US Dollar	5	(27,837)	(746)
US Dollar	10	(55,674)	(1,492)
US Dollar	15	(83,511)	(2,238)
Revaluation
US Dollar	5	27,837	746
US Dollar	10	55,674	1,492
US Dollar	15	83,511	2,238

30.3	Liquidity risk
Liquidity risk consists in the Group’s inability to comply with the maturity of its obligations, thus incurring in losses that significantly affect its equity position. This risk may arise as a result of various events such as: the unexpected decrease of funding sources, the inability to rapidly settle assets, among others.
The Group has a set of indicators, that are controlled and reported daily, which establish the minimum liquidity levels allowed for the short-term and reflect several risk aspects such as: concentration, stability, position by currency, main depositors, etc.
Likewise, the Group assesses medium-term and long-term liquidity through a structural analysis of its funds inflows and outflows in different maturity terms. This process allows to know, for each currency, the various funding sources, how liquidity needs increase and which terms are mismatched. Both for assets and liabilities, assumptions are considered for the operations that do not have determined maturity dates, such as revolving loans, savings and similar ones, as well as contingent liabilities, such as non-used
letters of credit or lines of credit. Based on this information, the necessary decisions to maintain target liquidity levels are made.
In the case of Interbank, liquidity is managed by the Vice-Presidency of Capital Markets, which chairs the ALCO Committee, where positions, movements, indicators and limits on liquidity management are presented. Liquidity risk is supervised by the GIR Committee, defining the risk level that Interbank is willing to take and the corresponding indicators, limits and controls are reviewed. The Market Risk Division is in charge of tracking said indicators. Interbank takes short-term deposits and transforms them into longer-term loans. Therefore, its exposure to liquidity risk increases. Interbank maintains a set of deposits that are historically renewed or maintained, and which represent a stable funding source.
In the case of Interseguro, it is exposed to requirements other than their cash resources, mainly claims resulting from their short-term insurance contracts. The Board of Directors of the company establishes limits on the minimum proportion of the maturity funds available to meet these requirements and on the minimum level of lines of credit that must be available to cover claims at unexpected claim levels.
With regards to long-term insurance contracts, considering the types of products offered and the long-term contractual relationship with clients (the liquidity risk is not material) the emphasis is on sufficient availability of flow of assets, and the term matching of the latter with liability obligations (mathematical technical reserves), for which there are sufficiency and adequacy indicators.
In the case of Inteligo Bank, the Board of Directors has established liquidity levels as to the minimum amount of available funds required to meet such requirements and the minimum level of inter-banking facilities and other loan mechanisms that should exist to cover unexpected withdrawals. Inteligo Bank holds a short-term asset portfolio comprised of loans and investments to ensure sufficient liquidity.

Inteligo Bank’s financial assets include unlisted equity investments, which generally are illiquid. In addition, Inteligo Bank holds investments in closed (unlisted) and open-ended investment funds, which may be subject to redemption restrictions such as “side pockets” and redemption limits. As a result, Inteligo Bank may not be able to settle some of its investments in these instruments in due time in order to meet its liquidity requirements.

The following table presents the Group’s undiscounted cash flows payable according to contractual terms agreed (including the payment of future interest):

	As of December 31, 2019
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	26,754,258	2,257,708	5,366,257	2,858,984	1,250,152	38,487,359
Inter-bank funds	169,138	—	—	—	—	169,138
Due to banks and correspondents	325,577	388,083	2,020,864	731,728	1,149,964	4,616,216
Bonds, notes and other obligations	33,465	191,676	883,923	4,015,510	3,132,301	8,256,875
Due from customers on acceptances	6,715	108,953	22,990	1,027	—	139,685
Insurance contract liabilities	80,629	158,548	709,140	3,239,474	14,901,069	19,088,860
Other accounts payable, provisions and other liabilities	560,321	55,437	137,977	236,602	643,906	1,634,243

Total non-derivative financial liabilities	27,930,103	3,160,405	9,141,151	11,083,325	21,077,392	72,392,376

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	560,750	264,648	933,967	4,932,149	2,795,731	9,487,245
Contractual amounts payable (outflow)	568,321	218,373	955,527	5,012,558	2,786,890	9,541,669

Total	(7,571)	46,275	(21,560)	(80,409)	8,841	(54,424)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	24,662	1,183	326,708	1,584,786	—	1,937,339
Contractual amounts payable (outflow)	35,795	1,621	353,888	1,653,450	16,473	2,061,227

Total	(11,133)	(438)	(27,180)	(68,664)	(16,473)	(123,888)

	As of December 31, 2018
	Up to 1 month	From 1 to 3 months	From 3 to 12 months	From 1 to 5 years	Over 5 years	Total
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Financial liabilities by type -
Deposits and obligations	24,873,630	1,984,220	3,808,988	3,061,274	154,111	33,882,223
Inter-bank funds	—	—	—	—	—	—
Due to banks and correspondents	712,677	1,059,913	880,594	1,318,561	1,067,524	5,039,269
Bonds, notes and other obligations	34,249	208,164	330,916	5,239,468	2,113,760	7,926,557
Due from customers on acceptances	59,576	16,715	56,670	—	—	132,961
Insurance contract liabilities	79,169	156,334	699,678	3,125,961	14,620,567	18,681,709
Other accounts payable, provisions and other liabilities	588,655	228,554	92,484	92,790	365,161	1,367,644

Total non-derivative financial liabilities	26,347,956	3,653,900	5,869,330	12,838,054	18,321,123	67,030,363

Derivatives held for trading (*) -
Contractual amounts receivable (inflow)	595,238	290,639	527,875	1,807,669	1,105,214	4,326,635
Contractual amounts payable (outflow)	599,834	285,191	534,057	1,884,932	1,115,125	4,419,139

Total	(4,596)	5,448	(6,182)	(77,263)	(9,911)	(92,504)

Derivatives held as hedge (**) -
Contractual amounts receivable (inflow)	20,697	1,445	30,454	1,886,368	—	1,938,964
Contractual amounts payable (outflow)	29,208	1,567	38,478	1,869,967	7,623	1,946,843

Total	(8,511)	(122)	(8,024)	16,401	(7,623)	(7,879)

(*)	It includes contracts with non-deliverable and full-deliverable settlements.
(*)	It only includes contracts with non-deliverable settlements.
The table below shows maturity, by contractual term, of the contingent credits (indirect loans) granted by the Group as of the dates of the consolidated statement of financial position:

	2019	2018
	S/(000)	S/(000)
Contingent credits (indirect loans)
Up to 1 month	910,505	1,027,549
From 1 to 3 months	843,494	928,192
From 3 to 12 months	2,076,546	1,987,444
From 1 to 5 years	271,224	127,890
Over 5 years	208	385

Total	4,101,977	4,071,460

The Group expects that not all of the contingent loans (indirect) or commitments will be used before the maturity date of the commitments.

The following table shows the changes in liabilities arising from financing activities according to IAS 7:

	2019
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds	—	—	169,138	—	—	169,138
Bonds, notes and other obligations	6,496,778	—	576,947	33,731	(217,166)	6,890,290
Lease liability related to right-of-use assets	341,746	—	(83,438)	(849)	84,377	341,836
Dividends payable	283	658,117	(657,709)	—	—	691

Total liabilities for financing activities	6,838,807	658,117	4,938	32,882	(132,789)	7,401,955

	2018
	Balance as of January 1	Dividends payable	Cash flow	Effect of movement in exchange rate	Others	Balance as of December 31
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)
Inter-bank funds payable	30,008	—	(30,008)	—	—	—
Bonds, notes and other obligations	5,602,358	—	585,139	274,957	34,324	6,496,778
Dividends payable	187	510,784	(510,688)	—	—	283

Total liabilities for financing activities	5,632,553	510,784	44,443	274,957	34,324	6,497,061

30.4	Operational risk
Operational risk is the risk of loss arising from systems failure, human error, fraud or external events. When internal controls fail, operational risks can cause damage to reputation, have legal or regulatory implications, or lead to financial loss. The Group cannot expect to eliminate all operational risks, but through a control framework and by monitoring and responding to potential risks, the Group is able to manage these risks. Controls include mainly the segregation of duties, accesses, authorization and reconciliation procedures, staff training and assessment processes, including the review by Internal Audit.

30.5	Insurance risk management
The risk under an insurance contract, in any of its various forms, is the possibility that the insured event occurs and; therefore, uncertainty is realized in the amount of the resulting claim. Given the nature of the insurance contract, this risk is aleatory and; therefore, unpredictable.
Regarding a portfolio of insurance contracts where the theory of large numbers and probabilities for pricing and provisions is applied, the main risk faced by the insurance business of the Group, managed by Interseguro, is that claims and/or payments of benefits covered by the policies exceed the book value of insurance liabilities. This could happen to the extent that the frequency and/or severity of claims and benefits are higher than estimated. The factors that are considered to perform the assessment of insurance risks are the following:

•	Frequency and severity of claims;

•	Sources of uncertainty in the calculation of payment of future claims;

•	Mortality tables for different coverage plans in the life insurance segment;

•	Changes in market rates of investments that directly affect the discount rates to calculate mathematical reserves; and

•	Specific requirements established by the SBS according to insurance plans.
On the other hand, Interseguro has signed contracts of automatic reinsurance coverage in the branch of title, social and life insurances that protect it from losses due to frequency and severity. The objective of this reinsurance negotiation is that the total net insurance losses do not affect the equity and liquidity of Interseguro in any year. Interseguro’s policy is to sign contracts with companies with international rating determined by SBS rules. Annuities contracts do not have reinsurance coverage.

(a)	Life insurance contracts -
Interseguro has developed its insurance underwriting strategy in order to diversify the type of insurance risks accepted. Factors that aggravate the insurance risk include lack of risk diversification in terms of type and amount of risk and geographic location. The underwriting strategy aims to ensure that underwriting risks are well diversified in terms of type and amount of risk. Underwriting limits serve to implement the selection criteria for appropriate risk. As of December 31, 2019 and 2018, most of the insurance contracts entered into by Interseguro are located in the city of Lima.
The sufficiency of reserves is a principle of insurance management. Technical reserves for claims and premiums are estimated by Interseguro’s actuaries and reviewed by independent experts when deemed necessary.

Interseguro’s Management constantly monitors trends in claims, which allows it to perform estimates of claims incurred but not reported (IBNR) that are supported by recent information.
On the other hand, Interseguro is exposed to the risk that mortality and morbidity rates associated with customers do not reflect the actual mortality and morbidity and may cause the premium calculated for the coverage offered to be insufficient to cover claims. For this reason, Interseguro performs a careful risk selection or underwriting when issuing policies, because by doing so it can classify the degree of risk presented by a proposed insured, analyzing characteristics such as gender, smoking condition, health condition, among others.
In the particular case of annuities, the risk assumed by Interseguro is that the real life expectancy of the insured population is greater than that estimated when determining income, which would mean a deficit of reserves to comply with the payment of pensions.
On the other hand, insurance products do not have particularly relevant terms or clauses that could have a significant impact or represent significant uncertainties over Interseguro’s cash flows.

(b)	Real estate risk management -
Real estate risk is defined as the possibility of losses due to changes or volatility of market prices of properties; see Note 7. Investment properties are held by Interseguro in order to manage its long term inflows and match its technical reserves. SBS Resolution No. 2840-2012, dated May 11, 2012, “Regulations on Real Estate Risk Management in Insurance Companies”, requires that insurance companies adequately identify, measure, control and report the real estate risk level they are exposed to.
Additionally, Interseguro has identified the following risks associated to its real estate portfolios:

•
The cost to develop a project may increase if there are delays in the planning process; however, Interseguro receives services from advisors in order to reduce the risks that may arise in the planning process.

•
A major lessee may become insolvent thus causing a significant loss in rental income and a reduction in the value of the associated property. To reduce this risk, Interseguro reviews the financial position of all prospective lessees and decides on the appropriate level of safety required, such as lease deposits or guarantees.

•	The fair values of the investment property could be affected by the cash flows generated by the tenants and/or lessees, as well as by the economic conditions of Peru and future expectations.

30.6	Capital management
The Group manages in an active manner a capital base in order to cover the risks inherent to its activities. Capital adequacy of the Group is monitored by using regulations and ratios established by the different regulators. See Note 16(f).